Prospectus Supplement dated November 14, 2016
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Variable Universal Life 5/RiverSource® Variable Universal Life 5-Estate Series	S-6542 CA (5/16)	S-6543 CA (5/16)
This supplement describes proposed changes to certain investment options offered under certain variable life insurance policies described above. Please retain this supplement with your prospectus for future reference.
Effective November 14, 2016 (the Effective Date), the following changes will be made to certain investment options offered under your variable life insurance policies:
•	NFJ Investment Group LLC (NFJ Investment) will no longer serve as the subadviser to the Variable Portfolio – NFJ Dividend Fund (Class 2) and T. Rowe Price Associates, Inc. (T. Rowe Price) will assume day-to-day management of the Fund’s portfolio. Also, on the Effective date, the Fund’s name is changed to Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2).
•	The Palisade Capital Management no longer serves as the subadviser for the Variable Portfolio – Partners Small Cap Growth Fund (Class 2) and the Kennedy Capital Management, Inc. (Kennedy) assumes day-to-day management of the portion of the Fund’s portfolio as a subadviser to the Fund. The rest of the subadvisers remain the same.
The following information will replace the current Funds’ description in the table in “The Variable Account and the Funds” section of the prospectus:
Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2)(previously Variable Portfolio – NFJ Dividend Fund (Class 2))	Seeks to provide long-term growth of capital and income.	Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.
Variable Portfolio – Partners Small Cap Growth Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Kennedy Capital Management, Inc., London Company of Virginia (doing business as The London Company), and Wells Capital Management Inc., subadvisers.
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THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6542-5 A (11/16)
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